Borrowings - Summary of Bills Payable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	$ 10,895,365	$ 364,272	$ 3,099,232
Unamortized Discounts [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	4,635	155	768
Longterm Bills Payable [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	10,900,000	364,427	3,100,000
China Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	2,800,000	93,614	1,000,000
International Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	3,000,000	100,301	1,000,000
Ta Ching Bills Finance Corporation [member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	3,100,000	103,644	$ 1,100,000
Mega Bills Finance Corporation [Member]
Disclosure of detailed information about borrowings [line items]
Long-term bills payable	$ 2,000,000	$ 66,868